Product Warranty Liability (Details) - Schedule of Changes in Warrant Liability $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Changes in Warrant Liability [Abstract]
Balance Beginning	$ 2,478
Reversal of product warranty accrual	(117)
Utilization	(127)
Balance Ending	$ 2,234